UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
  			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		May 14, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		$1,997,510

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       322   16475 SH        SOLE            16475
AT&T Wireless Svcs Inc        COMMON     00209A106    21095515500000 SH      DEFINED   01   15500000
Alcan Inc                     COMMON     013716105    113640 2537167 SH      DEFINED   01    2537167
Allegiant Bancorp Inc         COMMON     017476102     39704 1350000 SH      DEFINED   01    1350000
Andrew Corp                   COMMON     034425108      4001  228617 SH        SOLE           228617
Apogent Technologies Inc      COMMON     03760A101     84418 2751579 SH      DEFINED   01    2751579
Atlantic Coast Airlines       COMMON     048396105     31364 4314113 SH      DEFINED   01    4314113
Aventis                   SPONSORED ADR  053561106      3845   50000 SH      DEFINED   01      50000
Bank One Corp                 COMMON     06423A103     43616  800000 SH      DEFINED   01     800000
Biogen Idec Inc               COMMON     09062X103     36733  660674 SH        SOLE           660674
Boise Cascade Corp            COMMON     097383103      3840  110834 SH        SOLE           110834
Bookham Technology PLC    SPONSORED ADR  09856Q108       163   74875 SH      DEFINED   01      74875
Cardinal Health Inc           COMMON     14149Y108     13075  189774 SH        SOLE           189774
Career Education Corp         COMMON     141665109      4122   72770 SH        SOLE            72770
Caremark RX Inc               COMMON     141705103     44086 1325898 SH        SOLE          1325898
Celanese AG                    ORD       D1497A101      3577   88100 SH      DEFINED   01      88100
Chippac Inc                    CL A      169657103     33222 4200000 SH      DEFINED   01    4200000
Comcast Corp                   CL A      20030N101     21681  754400 SH      DEFINED   01     754400
Conexant Systems Inc          COMMON     207142100     35359 5740030 SH      DEFINED   01    5740030
Devon Energy Corp             COMMON     25179M103      5288   90945 SH        SOLE            90945
Donnelley R R & Sons Co       COMMON     257867101       985   32565 SH        SOLE            32565
EMC Corp                      COMMON     268648102     34311 2521000 SH        SOLE          2521000
First Data Corp               COMMON     319963104     19857  470980 SH        SOLE           470980
FleetBoston Finl Corp         COMMON     339030108    314300 7000000 SH      DEFINED   01    7000000
HSBC Hldgs PLC            SPONSORED ADR  404280406       697    9315 SH        SOLE             9315
Hancock John Finl Svcs        COMMON     41014S106    144461 3306500 SH      DEFINED   01    3306500
Hollinger Intl Inc             CL A      435569108     38539 1946400 SH      DEFINED   01    1946400
InterActiveCorp               COMMON     45840Q101       481   15227 SH        SOLE            15227
International Multifoods      COMMON     460043102     23484  950000 SH      DEFINED   01     950000
Interpore Intl                COMMON     46062W107     24446 1700000 SH      DEFINED   01    1700000
Intertan Inc                  COMMON     461120107     13017  931800 SH      DEFINED   01     931800
Millennium Chemicals Inc      COMMON     599903101     20318 1360000 SH      DEFINED   01    1360000
NPS Pharmaceuticals Inc       COMMON     62936P103       239    8388 SH        SOLE             8388
NPTest Hldg Corp              COMMON     67019A105      6524  430900 SH      DEFINED   01     430900
Netscreen Technologies        COMMON     64117V107     41658 1143500 SH      DEFINED   01    1143500
Networks Assocs Inc           COMMON     640938106      1787   99262 SH        SOLE            99262
Northrop Grumman Corp         COMMON     666807102      2555   25958 SH        SOLE            25958
Open Text Corp                COMMON     683715106      1235   41457 SH        SOLE            41457
Price Communications Corp     COMMON     741437305     24461 1559000 SH      DEFINED   01    1559000
Regions Finl Corp             COMMON     758940100     24037  658200 SH      DEFINED   01     658200
Republic Bancshares Inc       COMMON     759929102     19521  650020 SH      DEFINED   01     650020
Seacoast Finl Svcs Corp       COMMON     81170Q106     21517  642300 SH      DEFINED   01     642300
Sprint Corp               PCS COM SER 1  852061506    11225412201517 SH      DEFINED   01   12201517
Teva Pharmaceutical Inds       ADR       881624209     11405  179859 SH        SOLE           179859
Titan Corp                    COMMON     888266103    116660 5778100 SH      DEFINED   01    5778100
Tularik Inc                   COMMON     899165104     26384 1074700 SH      DEFINED   01    1074700
US Oncology Inc               COMMON     90338W103     62475 4227000 SH      DEFINED   01    4227000
Univision Communications       CL A      914906102       437   13230 SH        SOLE            13230
Wellpoint Health Network      COMMON     94973H108    113720 1000000 SH      DEFINED   01    1000000
Xicor Inc                     COMMON     984903104     15220 1000000 SH      DEFINED   01    1000000
Yahoo Inc                     COMMON     984332106     20693  425863 SH        SOLE           425863
Yellow Roadway Corp           COMMON     985577105      6821  202588 SH        SOLE           202588

                                                     1997510